Goodwill and intangible assets (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD
Goodwill and intangible assets (Textual) [Abstract]
Goodwill, Purchase price allocation		$ 147
Percentage that fair value exceeds allocated goodwill		42.00%	40.00%
Finite-Lived Intangible Assets, Net, Total	42		43	47
2012	1
2013	1
2014	1
2015	1
2016	1